REINSURANCE (Details 2) (USD $)	Dec. 31, 2011 Y reinsurer	Dec. 31, 2010
REINSURANCE
Prepaid reinsurance premiums and recoverables on paid and unpaid losses and settlement expenses	$ 389,900,000
Minimum percentage of reinsurance recoverables due from companies with financial strength ratings of "A" or better by A.M. Best and S&P rating services	95.00%
Number of top reinsurers	10
Reinsurance balances recoverable as a percentage of shareholder's equity, threshold for disclosure	2.00%
Net reinsurance balances recoverable
Amount of allowance for uncollectible amounts on paid recoverables	13,653,000	14,128,000
Reinsurance balances recoverable on unpaid losses and settlement expenses, allowances for uncollectible amounts	14,820,000	15,065,000
Threshold period for including reinsurance receivables in the allowance for uncollectible amounts (in years)	1
Crop reinsurance business
Net reinsurance balances recoverable
Premiums and reinsurance balances receivable beyond one year	31,300,000
Munich Re / HSB
Net reinsurance balances recoverable
Amounts Recoverable	69,014,000
Endurance Re
Net reinsurance balances recoverable
Amounts Recoverable	57,486,000
Axis Re
Net reinsurance balances recoverable
Amounts Recoverable	30,034,000
Transatlantic Re
Net reinsurance balances recoverable
Amounts Recoverable	26,889,000
Aspen UK Ltd.
Net reinsurance balances recoverable
Amounts Recoverable	26,738,000
Swiss Re /Westport Ins. Corp.
Net reinsurance balances recoverable
Amounts Recoverable	25,770,000
Gen Re
Net reinsurance balances recoverable
Amounts Recoverable	23,634,000
Berkley Insurance Co.
Net reinsurance balances recoverable
Amounts Recoverable	18,455,000
Lloyds of London
Net reinsurance balances recoverable
Amounts Recoverable	15,118,000
Toa-Re
Net reinsurance balances recoverable
Amounts Recoverable	$ 13,510,000